Finance Costs - Schedule of Finance Costs (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule Of Finance Costs Abstract
Interest on convertible promissory notes	$ 462,863	$ 381,479